Loans - Number of TDRs (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) loan	Sep. 30, 2015 USD ($) loan	Sep. 30, 2016 USD ($) loan	Sep. 30, 2015 USD ($) loan
TDRs remaining in default
Number of loans | loan	8	4	25	8
Carrying value | $	$ 457	$ 85	$ 1,496	$ 2,092
Office
TDRs remaining in default
Number of loans | loan			2	1
Carrying value | $			$ 602	$ 1,910
Other
TDRs remaining in default
Number of loans | loan	1		4
Carrying value | $	$ 124		$ 196
Hotels, Motels, and Tourist Courts | SBA
TDRs remaining in default
Number of loans | loan			1
Carrying value | $			$ 127
Child Day Care Services | SBA
TDRs remaining in default
Number of loans | loan			2
Carrying value | $			$ 1
Other | SBA
TDRs remaining in default
Number of loans | loan	7	4	16	7
Carrying value | $	$ 333	$ 85	$ 570	$ 182